Morgan Stanley Institutional Fund Trust

522 Fifth Avenue

New York, NY 10036

November 22, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:	Morgan Stanley Institutional Fund Trust
Securities Act File No. 002-89729
Post-Effective Amendment No. 95
Investment Company Act File No. 811-03980
Amendment No. 98

Dear Mr. Greene:

On behalf of Morgan Stanley Institutional Fund Trust (the “Fund”), attached herewith for filing is the above referenced Post-Effective Amendment No. 95 to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the “Amendment”).

This filing is made pursuant to Rule 485(a)(2) under the 1933 Act for the purpose of adding a new portfolio to the Fund. We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing, to include all consents and opinions, as well as any other required information, in anticipation of going automatically effective on the 75th day after the date hereof. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact me at 212.296.6982 or Allison M. Fumai of Dechert LLP at 212.698.3526.

Very truly yours,

/s/ Edward J. Meehan
Edward J. Meehan

cc: Stefanie V. Chang Yu